Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	10,291,638	7,579,285	7,035,771
Common stock, shares outstanding	10,291,638	7,579,285	7,035,771